     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 2013.
                                                            FILE NOS. 333-178843
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                             THE SECURITIES ACT OF 1933

                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 4                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT

                                 COMPANY ACT OF 1940

                                   Amendment No. 4                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               (Name of Depositor)

                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                               MANDA GHAFERI, ESQ.
                           C/O AIG LIFE AND RETIREMENT
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on December 30, 2013 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-178843 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002976.


The supplement dated October 1, 2013 is incorporated by reference to the supplement as filed under Rule 497 of the Securities Act of 1933, File Nos. 333-178843 and 811-08810, filed on October 1, 2013, Accession No. 0000931344-13-
000084.

                  SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE ANNUITY ACCOUNT SEVEN
          Polaris Platinum O-Series Variable Annuity dated May 1, 2013

--------------------------------------------------------------------------------

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT
          Polaris Platinum O-Series Variable Annuity dated May 1, 2013

--------------------------------------------------------------------------------

ON OR ABOUT MARCH 10, 2014, THE FOLLOWING VARIABLE PORTFOLIOS WILL BE AVAILABLE FOR INVESTMENT:

UNDERLYING FUND:                       MANAGED BY:                            TRUST:  ASSET CLASS:
----------------                       -----------                            ------  ------------
SunAmerica Dynamic Strategy Portfolio  SunAmerica Asset Management Corp. and  SAST    Balanced
                                       AllianceBernstein L.P.

VCP Value                              Invesco Advisers, Inc.                 SAST    Balanced


THE FOLLOWING REPLACES THE SECOND PARAGRAPH OF FOOTNOTE 7 UNDER THE FEE TABLE SECTION OF THE PROSPECTUS FOR CONTRACTS ISSUED ON OR ABOUT MARCH 10, 2014:

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Additionally, the increased fee will continue to be applied against your fixed and separate account assets and each of these Variable Portfolios. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

THE FOLLOWING REPLACES THE FIRST AND SECOND PARAGRAPHS UNDER SUNAMERICA SERIES TRUST -- CLASS 3 SHARES IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS FOR CONTRACTS ISSUED ON OR ABOUT MARCH 10, 2014:

SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY
PORTFOLIO

SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio.

The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

THE FOLLOWING IS ADDED UNDER THE SUNAMERICA SERIES TRUST -- CLASS 3 SHARES IN THE INVESTMENT OPTIONS SECTION OF THE PROSPECTUS FOR CONTRACTS ISSUED ON OR ABOUT MARCH 10, 2014:

VCP VALUE PORTFOLIO

The VCP Value Portfolio utilizes investment strategies that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, this Variable Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FOR DETAILS.

Dated: December 30, 2013

                Please keep this Supplement with your Prospectus

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-178843 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-
002976.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:


     - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2012 are incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-178843 and 811-08810), filed on April 29, 2013.



     - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2012 and 2011 are incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-178843 and 811-08810), filed on April 29, 2013.


(b) Exhibits


(1)   Resolution Establishing Separate Account....................................    1
(2)   Custody Agreements..........................................................    Not Applicable
(3)   (a)     Form of Distribution Agreement......................................    9
      (b)     Form of Selling Agreement...........................................    9
(4)   FSA Variable Annuity Contract (FS-995 (12/10))..............................    8
      (a)     USL Form of Variable Annuity Contract (FS-995 (12/10))..............    14
      (b)     FSA Form of Optional Guaranteed Living Benefit Endorsement (FSE-
              6248-VX (12/10))....................................................    8
      (c)     FSA Maximum Anniversary Value Optional Death Benefit Endorsement
              (FSE-6235 (12/10))..................................................    8
      (d)     FSA Nursing Home Waiver (FSE-6223 (8/06))...........................    4
      (e)     USL Merger Endorsement (USLE-6258 (8/11))...........................    9
      (f)     USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-VXJ3
              (1/12)).............................................................    11
      (g)     USL Form of IRA Endorsement (FSE-6171 (12/10))......................    12
      (h)     USL Nursing Home Rider (FSE-6223 (8/06))............................    12
      (i)     USL Form of Optional Guaranteed Living Benefit Endorsement (FSE-
              6248-V/25J (1/13))..................................................    14
      (j)     USL Maximum Anniversary Value Optional Death Benefit Endorsement
              (FSE-6255 (12/10))..................................................    14
      (k)     USL DOMA Endorsement (FSE-6249 (12/09)).............................    12
(5)   (a)     FSA Application for Contract (FSA-579EJ (11/10))....................    10
      (b)     USL Form of Annuity Application (FSA-579EJ (7/12))..................    14
(6)   Corporate Documents of Depositor
      (a)     Copy of the Bylaws of The United States Life Insurance Company in
              the City of New York, Amended and Restated December 14, 2010........    7
(7)   Reinsurance Contract........................................................    Not Applicable
(8)   Material Contracts
      (a)     Form of American Funds Insurance Series Fund Participation
              Agreement...........................................................    2
      (b)     Form of Anchor Series Trust Fund Participation Agreement............    1
      (c)     Form of Lord Abbett Series Fund Fund Participation Agreement........    2
      (d)     Form of SunAmerica Series Trust Fund Participation Agreement........    1
      (e)     Form of Franklin Templeton Variable Insurance Products Trust Fund
              Participation Agreement.............................................    5
      (e)(1)  Form of Amendment to Franklin Templeton Variable Insurance Products
              Trust Fund Participation Agreement..................................    9
      (f)     AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
              Participation Agreement.............................................    6
      (g)     Form of Seasons Series Trust Fund Participation Agreement...........    3
      (h)     Form of Letter of Consent to the Assignment of the Fund
              Participation Agreement.............................................    9
(9)   Opinion of Counsel and Consent of Depositor.................................    10
(10)  Consents....................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23...................................    Not Applicable
(12)  Initial Capitalization Agreement............................................    Not Applicable

(13)  Other
      (a)     Power of Attorney -- The United States Life Insurance Company in the
              City of New York Directors..........................................    13
      (b)     Capital Maintenance Agreement of American International Group,
              Inc. ...............................................................    9
      (c)     Agreement and Plan of Merger including the Charter of The United
              States Life Insurance Company in the City of New York...............    9


--------

1 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
   Accession No. 0000950148-02-002786.

3 Incorporated by reference to Pre-Effective Amendment 1 and Amendment No. 1, File Nos. 333-118218 and 811-08369, filed on December 10, 2004, Accession No. 0001193125-04-210437.

4 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-102137 and 811-08810, filed on September 21, 2006,
   Accession No. 0000950124-06-005436.

5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 4, File Nos. 333-146429 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000097.

6 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

7 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
   0001193125-11-120900.

8 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2, File Nos. 333-172053 and 811-08810, filed on May 4, 2011, Accession No. 0000950123-11-044139.

9 Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104741.

10 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   178843 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-
   104745.

11 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   2, File Nos. 333-178843 and 811-08810, filed on April 30, 2012, Accession No. 0000950123-12-007278.


12 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   5, File Nos. 333-178841 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002972.



13 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   5, File Nos. 333-178845 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002960.



14 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-178843 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002976.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAMES POSITIONS AND OFFICES
HELD WITH DEPOSITOR
---------------------------
Jay S. Wintrob(2)                   Director, Chairman, President and Chief Executive
                                    Officer
Bruce R. Abrams                     Director and President -- Fixed Annuities
William J. Carr                     Director
Thomas J. Diemer                    Director, Senior Vice President and Chief Risk
                                    Officer
Mary Jane B. Fortin                 Director, Executive Vice President and Chief
                                    Financial Officer
Deborah A. Gero(2)                  Director, Senior Vice President and Chief
                                    Investment Officer
William J. Kane                     Director
Scott H. Richland                   Director
Thomas J. Scherer(6)                Director
Jana W. Greer(3)                    President -- Retirement Income Solutions
James A. Mallon                     President -- Life and Accident & Health
Jonathan J. Novak                   President -- Institutional Markets
Curtis W. Olson(1)                  President -- Group Benefits
Jesus C. Zaragoza                   Senior Vice President and Deputy Chief Financial
                                    Officer
Michael P. Harwood                  Senior Vice President and Chief Actuary
Randall W. Epright                  Senior Vice President and Chief Information
                                    Officer
Stephen A. Maginn(3)                Senior Vice President and Chief Distribution
                                    Officer
Christine A. Nixon(2)               Senior Vice President and Chief Legal Officer
Tim W. Still                        Senior Vice President and Chief Operations Officer
Kyle L. Jennings                    Senior Vice President and Chief Compliance Officer
Stephen J. Stone(3)                 Senior Vice President, Market Risk Management
Sai P. Raman(5)                     Senior Vice President, Institutional Markets
Steven D. Anderson                  Vice President and Controller
Jim A. Coppedge                     Vice President and Assistant Secretary
Julie Cotton Hearne                 Vice President and Secretary
John B. Deremo                      Vice President, Distribution
William T. Devanney, Jr.            Vice President and Tax Officer
Gavin D. Friedman(2)                Vice President and Litigation Officer
Leo W. Grace                        Vice President, Product Filings
Tracy E. Harris                     Vice President, Product Filings
Mallary L. Reznik(2)                Vice President and Assistant Secretary
T. Clay Spires                      Vice President and Tax Officer
Michael E. Treske                   Vice President, Distribution
William C. Wolfe                    Vice President and Treasurer
Frank Kophamel                      Vice President and Appointed Actuary
Manda Ghaferi(2)                    Vice President
David S. Jorgensen                  Vice President
Melissa H. Cozart                   Privacy Officer
Craig M. Long                       Anti-Money Laundering and Office of Foreign Asset
                                    Control Officer
David J. Kumatz(4)                  Assistant Secretary
Virginia N. Puzon(2)                Assistant Secretary
Larry E. Blews                      38a-1 Compliance Officer



--------

   (1) 3600 Route 66, Neptune, NJ 07753

   (2) 1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067

   (3) 21650 Oxnard Street, Woodland Hills, CA 91367

   (4) 200 American General Way, Brentwood, TN 37027

   (5) 50 Danbury Road, Wilton, CT 06897



   (6) 175 Water Street, New York, NY 10002


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-13-001390, filed on February 21, 2013. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of December 10, 2013, the number of Polaris Platinum O-Series contracts funded by FS Variable Separate Account was 155, of which 100 were qualified contracts and 55 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:




    AMERICAN GENERAL LIFE INSURANCE COMPANY


    Variable Separate Account


    Variable Annuity Account One


    Variable Annuity Account Two


    Variable Annuity Account Four


    Variable Annuity Account Five


    Variable Annuity Account Seven


    Variable Annuity Account Nine


    Separate Account A


    Separate Account D


    Separate Account I


    Separate Account II


    Separate Account VA-1


    Separate Account VA-2


    Separate Account VL-R


    Separate Account VUL


    Separate Account VUL-2


    AG Separate Account A

    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK


    FS Variable Separate Account


    FS Variable Annuity Account One


    FS Variable Annuity Account Two


    FS Variable Annuity Account Five


    Separate Account USL VA-R


    Separate Account USL VL-R


    Separate Account USL A


    Separate Account USL B



    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


    Separate Account A


    Anchor Series Trust
    Seasons Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.
    SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:




OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Senior Vice President
Frank Curran                Vice President, Controller, Financial Operation
                            Principal, Chief Financial Officer and Treasurer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Rebecca Snider              Chief Compliance Officer
Michael E. Treske           Chief Distribution Officer, Mutual Funds and
                            Variable Annuities
Kurt Bernlohr(3)            Distribution Officer, Group Retirement
John Gatesman(4)            Distribution Officer, Variable Universal Life
Virginia N. Puzon(2)        Assistant Secretary



     --------


      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.



     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.



     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.



     (3) Principal business address is 2919 Allen Parkway, Houston, TX 77019.



     (4) Principal business address is 2929 Allen Parkway, Houston, TX 77019.


(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 20th day of December, 2013.


                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        BY: THE UNITED STATES LIFE INSURANCE
                                            COMPANY
                                            IN THE CITY OF NEW YORK
                                            (On behalf of the Registrant and
                                            itself)

                                        BY: /s/ MARY JANE B. FORTIN
                                            ------------------------------------
                                            MARY JANE B. FORTIN
                                            EXECUTIVE VICE PRESIDENT AND
                                            CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

*JAY S. WINTROB                    Chairman of the Board, President      December 20, 2013
-----------------------------        and Chief Executive Officer
JAY S. WINTROB

*BRUCE R. ABRAMS                   Director and President -- Fixed       December 20, 2013
-----------------------------                 Annuities
BRUCE R. ABRAMS

*WILLIAM J. CARR                               Director                  December 20, 2013
-----------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                  Director, Senior Vice President       December 20, 2013
-----------------------------           and Chief Risk Officer
THOMAS J. DIEMER

*MARY JANE B. FORTIN              Director, Executive Vice President     December 20, 2013
-----------------------------        and Chief Financial Officer
MARY JANE B. FORTIN

                                   Director, Senior Vice President
-----------------------------        and Chief Investment Officer
DEBORAH A. GERO

*WILLIAM J. KANE                               Director                  December 20, 2013
-----------------------------
WILLIAM J. KANE

*SCOTT H. RICHLAND                             Director                  December 20, 2013
-----------------------------
SCOTT H. RICHLAND

                                               Director
-----------------------------
THOMAS J. SCHERER

*STEVEN D. ANDERSON                 Vice President and Controller        December 20, 2013
-----------------------------
STEVEN D. ANDERSON


/s/ MANDA GHAFERI                          Attorney-In-Fact              December 20, 2013
-----------------------------
*MANDA GHAFERI
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                                  EXHIBIT INDEX


EXHIBIT NO.                                 DESCRIPTION
-----------                                 -----------
(10)             Consents